STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	$ 118	$ 551	$ 4,691,701	$ 307,638	$ 5,000,008
Balance (in shares) at Dec. 31, 2018	1,182,761	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reversal of offering costs	$ 0	$ 0	25,000	0	25,000
Change in common stock subject to possible redemption	$ 3	$ 0	(2,897,893)	0	(2,897,890)
Change in common stock subject to possible redemption (in shares)	22,862	0
Net income (loss)	$ 0	$ 0	0	2,872,889	2,872,889
Balance at Dec. 31, 2019	$ 121	$ 551	1,818,808	3,180,527	5,000,007
Balance (in shares) at Dec. 31, 2019	1,205,623	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 29	$ 0	993,818	0	993,847
Change in common stock subject to possible redemption (in shares)	295,033	0
Net income (loss)	$ 0	$ 0	0	(993,853)	(993,853)
Balance at Dec. 31, 2020	$ 150	$ 551	$ 2,812,626	$ 2,186,674	$ 5,000,001
Balance (in shares) at Dec. 31, 2020	1,500,656	5,513,019